                                                                            2004

Nationwide/(R)/ Variable Account-10
December 31, 2004

[LOGO of The Best of America/(R)/]

                                                                   Annual Report

                                                            [LOGO of Nationwide]

                                               Nationwide Life Insurance Company
                                                 Home Office: Columbus, Ohio

APO-4740-12/04

                          NATIONAL VARIABLE ACCOUNT-10
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY
                                December 31, 2004

Assets:
 Investments at fair value:
  American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
    8,906 shares (cost $62,245) ..............................................................  $     65,192
  American Century VP - International Fund - Class I (ACVPInt)
    9,253 shares (cost $78,031) ..............................................................        68,008
  American Century VP - Value Fund - Class I (ACVPVal)
    8,684 shares (cost $61,696) ..............................................................        75,987
  Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)
    344 shares (cost $4,219) .................................................................         4,603
  Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)
    1,144 shares (cost $17,239) ..............................................................        17,830
  Dreyfus Socially Responsible Growth Fund, Inc., The (DrySRGro)
    3,275 shares (cost $112,372) .............................................................        82,425
  Dreyfus Stock Index Fund, Inc- Initial Shares (DryStkIx)
    8,853 shares (cost $275,443) .............................................................       273,455
  Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)
    525 shares (cost $18,983) ................................................................        18,652
  Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)
    3,571 shares (cost $40,509) ..............................................................        41,678
  Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
    4,043 shares (cost $90,180) ..............................................................       102,203
  Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
    4,995 shares (cost $194,710) .............................................................       159,230
  Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
    2,033 shares (cost $12,959) ..............................................................        14,170
  Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)
    2,409 shares (cost $41,263) ..............................................................        42,014
  Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class (FidVIPConS)
    4,327 shares (cost $99,063) ..............................................................       114,805
  Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
    1,733 shares (cost $31,742) ..............................................................        27,814
  Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)
    625 shares (cost $8,025) .................................................................         8,804
  Gartmore GVIT Comstock Value Fund - Class I (GVITCVal)
    3,259 shares (cost $33,497) ..............................................................        37,574
  Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
    6,076 shares (cost $78,359) ..............................................................       100,869
  Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts)
    1,873 shares (cost $16,447) ..............................................................        20,285
  Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
    2,310 shares (cost $17,692) ..............................................................        18,946
  Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
    534 shares (cost $5,405) .................................................................         5,711
  Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
    734 shares (cost $2,795) .................................................................         2,839
  Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd)
    7,346 shares (cost $87,932) ..............................................................        85,363
  Gartmore GVIT Growth Fund - Class I (GVITGrowth)
    3,143 shares (cost $42,977) ..............................................................        33,816
  Gartmore GVIT J.P. Morgan Balanced Fund - Class I (GVITJPBal)
    6,554 shares (cost $62,381) ..............................................................        65,408

                                                                     (Continued)
                                        2

                         NATIONWIDE VARIABLE ACCOUNT-10
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY, Continued

  Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr)
    611 shares (cost $17,896) .................................................................  $    15,123
  Gartmore GVIT Money Market Fund - Class I (GVITMyMkt)
    160,571 shares (cost $160,571) ............................................................      160,571
  Gartmore GVIT Nationwide/(R)/ Fund: Class I (GVITNWFund)
    9,929 shares (cost $105,554) ..............................................................      110,509
  Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr)
    2,011 shares (cost $30,828) ...............................................................       29,588
  Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal)
    13,028 shares (cost $124,243) .............................................................      164,416
  Gartmore GVIT Small Company Fund - Class I (GVITSmComp)
    4,800 shares (cost $95,066) ...............................................................      110,209
  Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro)
    1,702 shares (cost $17,820) ...............................................................       19,674
  Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
    2,297 shares (cost $21,751) ...............................................................       22,972
  Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)
    596 shares (cost $5,123) ..................................................................        6,422
  Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
    7,189 shares (cost $182,430) ..............................................................      175,330
  Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
    10,937 shares (cost $54,378) ..............................................................       38,827
  Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
    3,107 shares (cost $82,602) ...............................................................       83,690
  Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
    485 shares (cost $6,973) ..................................................................        7,840
  Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class (NBAMTMCGr)
    3,058 shares (cost $53,571) ...............................................................       54,520
  Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
    2,364 shares (cost $38,129) ...............................................................       43,316
  Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
    1,754 shares (cost $97,955) ...............................................................       77,140
  Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
    3,340 shares (cost $139,101) ..............................................................      123,533
  Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
    2,551 shares (cost $65,403) ...............................................................       75,285
  Oppenheimer Main Street/(R)/ Fund/VA - Initial Class (OppMSFund)
    9,816 shares (cost $206,714) ..............................................................      204,560
  Strong Opportunity Fund II, Inc.(StOpp2)
    4,584 shares (cost $98,535) ...............................................................      102,911
  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
    331 shares (cost $2,642) ..................................................................        5,036
  Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
    704 shares (cost $9,263) ..................................................................       12,931
  Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
    274 shares (cost $2,356) ..................................................................        2,838
  Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)
    7,546 shares (cost $101,532) ..............................................................      154,540
                                                                                                 -----------
      Total Investments .......................................................................    3,289,462
Accounts Receivable ...........................................................................        2,290
                                                                                                 -----------
      Total Assets ............................................................................    3,291,752
Accounts Payable ..............................................................................            -
                                                                                                 -----------
Contract Owners Equity (note 5) ...............................................................  $ 3,291,752
                                                                                                 ===========

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                     Total          ACVPIncGr         ACVPInt          ACVPVal
                                                    --------------   --------------   --------------   --------------
  Reinvested dividends ...........................  $       30,642              844              346              644
  Mortality and expense risk charges (note 2) ....         (44,002)            (844)            (872)            (928)
                                                    --------------   --------------   --------------   --------------
    Net investment income (loss) .................         (13,360)               -             (526)            (284)
                                                    --------------   --------------   --------------   --------------
  Proceeds from mutual fund shares sold ..........         656,244              849            2,657              919
  Cost of mutual fund shares sold ................        (707,099)            (928)          (4,258)            (771)
                                                    --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ..........         (50,855)             (79)          (1,601)             148
  Change in unrealized gain (loss)
    on investments ...............................         354,301            6,759            9,917            7,851
                                                    --------------   --------------   --------------   --------------
    Net gain (loss) on investments ...............         303,446            6,680            8,316            7,999
                                                    --------------   --------------   --------------   --------------
  Reinvested capital gains .......................          33,996                -                -              500
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
    owners' equity resulting from operations .....  $      324,082            6,680            7,790            8,215
                                                    ==============   ==============   ==============   ==============

Investment activity:                                    CSLCapV        DrySmCapIxS       DrySRGro         DryStkIx
                                                    --------------   --------------   --------------   --------------
  Reinvested dividends ...........................              22               62              318            4,660
  Mortality and expense risk charges (note 2) ....             (60)             (56)          (1,106)          (3,590)
                                                    --------------   --------------   --------------   --------------
    Net investment income (loss) .................             (38)               6             (788)           1,070
                                                    --------------   --------------   --------------   --------------
  Proceeds from mutual fund shares sold ..........              61            2,765            2,544            6,240
  Cost of mutual fund shares sold ................             (60)          (2,286)          (4,438)          (7,547)
                                                    --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ..........               1              479           (1,894)          (1,307)
  Change in unrealized gain (loss)
    on investments ...............................             448              591            6,370           23,318
                                                    --------------   --------------   --------------   --------------
    Net gain (loss) on investments ...............             449            1,070            4,476           22,011
                                                    --------------   --------------   --------------   --------------
  Reinvested capital gains .......................               -              332                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
    owners' equity resulting from operations .....             411            1,408            3,688           23,081
                                                    ==============   ==============   ==============   ==============

Investment activity:                                   DryVIFApp        FedQualBd        FidVIPEIS        FidVIPGrS
                                                    --------------   --------------   --------------   --------------
  Reinvested dividends ...........................  $          308            1,674            1,270              268
  Mortality and expense risk charges (note 2) ....            (248)            (586)          (1,288)          (2,224)
                                                    --------------   --------------   --------------   --------------
    Net investment income (loss) .................              60            1,088              (18)          (1,956)
                                                    --------------   --------------   --------------   --------------
  Proceeds from mutual fund shares sold ..........             240            4,182            1,696           12,095
  Cost of mutual fund shares sold ................            (264)          (3,928)          (1,756)         (18,855)
                                                    --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ..........             (24)             254              (60)          (6,760)
  Change in unrealized gain (loss)
    on investments ...............................             616             (776)           8,814           11,389
                                                    --------------   --------------   --------------   --------------
    Net gain (loss) on investments ...............             592             (522)           8,754            4,629
                                                    --------------   --------------   --------------   --------------
  Reinvested capital gains .......................               -              368              320                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
    owners' equity resulting from operations .....  $          652              934            9,056            2,673
                                                    ==============   ==============   ==============   ==============

Investment activity: .............................       FidVIPHIS        FidVIPOvS       FidVIPConS      FidVIPGrOpS
                                                    --------------   --------------   --------------   --------------
  Reinvested dividends ...........................           1,618              320              246              122
  Mortality and expense risk charges (note 2) ....            (182)            (496)          (1,448)            (368)
                                                    --------------   --------------   --------------   --------------
    Net investment income (loss) .................           1,436             (176)          (1,202)            (246)
                                                    --------------   --------------   --------------   --------------
  Proceeds from mutual fund shares sold ..........          10,929            1,258           10,823              372
  Cost of mutual fund shares sold ................         (10,129)          (1,567)         (11,109)            (495)
                                                    --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ..........             800             (309)            (286)            (123)
  Change in unrealized gain (loss)
    on investments ...............................          (1,424)           5,153           15,340            1,836
                                                    --------------   --------------   --------------   --------------
    Net gain (loss) on investments ...............            (624)           4,844           15,054            1,713
                                                    --------------   --------------   --------------   --------------
  Reinvested capital gains .......................               -                -                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
    owners' equity resulting from operations .....             812            4,668           13,852            1,467
                                                    ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                  FidVIPValS        GVITCVal       GVITDMidCapI      GVITEmMrkts
                                                    --------------   --------------   --------------   --------------
  Reinvested dividends ...........................  $            -              362              476              190
  Mortality and expense risk charges (note 2) ....            (284)            (332)          (1,168)            (314)
                                                    --------------   --------------   --------------   --------------
    Net investment income (loss) .................            (284)              30             (692)            (124)
                                                    --------------   --------------   --------------   --------------
  Proceeds from mutual fund shares sold ..........          25,751              513            5,977           15,569
  Cost of mutual fund shares sold ................         (25,905)            (591)          (4,851)         (12,608)
                                                    --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ..........            (154)             (78)           1,126            2,961
  Change in unrealized gain (loss)
    on investments ...............................            (243)           4,449            9,678           (2,946)
                                                    --------------   --------------   --------------   --------------
    Net gain (loss) on investments ...............            (397)           4,371           10,804               15
                                                    --------------   --------------   --------------   --------------
  Reinvested capital gains .......................              48                -            2,380            1,664
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....  $         (633)           4,401           12,492            1,555
                                                    ==============   ==============   ==============   ==============

Investment activity:                                  GVITFHiInc       GVITGlHlth       GVITGlTech        GVITGvtBd
                                                    --------------   --------------   --------------   --------------
  Reinvested dividends ...........................           1,474                -                -            4,432
  Mortality and expense risk charges (note 2) ....            (284)             (64)            (238)          (1,182)
                                                    --------------   --------------   --------------   --------------
    Net investment income (loss) .................           1,190              (64)            (238)           3,250
                                                    --------------   --------------   --------------   --------------
  Proceeds from mutual fund shares sold ..........           7,622            2,003           34,781           40,590
  Cost of mutual fund shares sold ................          (7,541)          (2,155)         (35,350)         (39,708)
                                                    --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ..........              81             (152)            (569)             882
  Change in unrealized gain (loss)
    on investments ...............................             508              408              284           (3,483)
                                                    --------------   --------------   --------------   --------------
    Net gain (loss) on investments ...............             589              256             (285)          (2,601)
                                                    --------------   --------------   --------------   --------------
  Reinvested capital gains .......................               -               26                -            1,410
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           1,779              218             (523)           2,059
                                                    ==============   ==============   ==============   ==============

Investment activity:                                  GVITGrowth       GVITIntGro        GVITJPBal       GVITSMdCpGr
                                                    --------------   --------------   --------------   --------------
  Reinvested dividends ...........................  $          108                -            1,212                -
  Mortality and expense risk charges (note 2) ....            (508)             (28)            (860)            (192)
                                                    --------------   --------------   --------------   --------------
    Net investment income (loss) .................            (400)             (28)             352             (192)
                                                    --------------   --------------   --------------   --------------
  Proceeds from mutual fund shares sold ..........           6,298            3,381            1,281              433
  Cost of mutual fund shares sold ................          (9,085)          (3,141)          (1,375)            (582)
                                                    --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ..........          (2,787)             240              (94)            (149)
  Change in unrealized gain (loss)
    on investments ...............................           5,478             (134)           4,068            2,174
                                                    --------------   --------------   --------------   --------------
    Net gain (loss) on investments ...............           2,691              106            3,974            2,025
                                                    --------------   --------------   --------------   --------------
  Reinvested capital gains .......................               -                -                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....  $        2,291               78            4,326            1,833
                                                    ==============   ==============   ==============   ==============

Investment activity:                                   GVITMyMkt       GVITNWFund        GVITLead        GVITNStrVal
                                                    --------------   --------------   --------------   --------------
  Reinvested dividends ...........................           1,466            1,404                -                -
  Mortality and expense risk charges (note 2) ....          (2,760)          (1,550)              (6)             (20)
                                                    --------------   --------------   --------------   --------------
    Net investment income (loss) .................          (1,294)            (146)              (6)             (20)
                                                    --------------   --------------   --------------   --------------
  Proceeds from mutual fund shares sold ..........         178,874           11,985            3,984            4,441
  Cost of mutual fund shares sold ................        (178,874)         (13,942)          (3,390)          (4,157)
                                                    --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ..........               -           (1,957)             594              284
  Change in unrealized gain (loss)
    on investments ...............................               -           10,091             (533)               8
                                                    --------------   --------------   --------------   --------------
    Net gain (loss) on investments ...............               -            8,134               61              292
                                                    --------------   --------------   --------------   --------------
  Reinvested capital gains .......................               -                -                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          (1,294)           7,988               55              272
                                                    ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                  GVITSmCapGr     GVITSmCapVal      GVITSmComp        GVITUSGro
                                                    --------------   --------------   --------------   --------------
  Reinvested dividends ...........................  $            -                -                -                -
  Mortality and expense risk charges (note 2) ....            (390)          (2,566)          (1,408)            (274)
                                                    --------------   --------------   --------------   --------------
    Net investment income (loss) .................            (390)          (2,566)          (1,408)            (274)
                                                    --------------   --------------   --------------   --------------
  Proceeds from mutual fund shares sold ..........           4,233           86,291           15,608           10,116
  Cost of mutual fund shares sold ................          (5,545)         (72,892)         (13,791)          (8,801)
                                                    --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ..........          (1,312)          13,399            1,817            1,315
  Change in unrealized gain (loss)
    on investments ...............................           4,746            4,116            3,478              103
                                                    --------------   --------------   --------------   --------------
    Net gain (loss) on investments ...............           3,434           17,515            5,295            1,418
                                                    --------------   --------------   --------------   --------------
  Reinvested capital gains .......................               -           11,404           12,378              826
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
    owners' equity resulting from operations .....  $        3,044           26,353           16,265            1,970
                                                    ==============   ==============   ==============   ==============

Investment activity:                                GVITVKMultiSec      GVITWLead        JanCapAp         JanGlTech
                                                    --------------   --------------   --------------   --------------
  Reinvested dividends ...........................           1,190                -               40                -
  Mortality and expense risk charges (note 2) ....            (348)             (80)          (2,308)            (578)
                                                    --------------   --------------   --------------   --------------
    Net investment income (loss) .................             842              (80)          (2,268)            (578)
                                                    --------------   --------------   --------------   --------------
  Proceeds from mutual fund shares sold ..........          10,142               81           24,244           12,269
  Cost of mutual fund shares sold ................          (9,333)             (92)         (34,346)         (24,315)
                                                    --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ..........             809              (11)         (10,102)         (12,046)
  Change in unrealized gain (loss)
    on investments ...............................            (201)             883           37,804           12,106
                                                    --------------   --------------   --------------   --------------
    Net gain (loss) on investments ...............             608              872           27,702               60
                                                    --------------   --------------   --------------   --------------
  Reinvested capital gains .......................               -                -                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
    owners' equity resulting from operations .....           1,450              792           25,434             (518)
                                                    ==============   ==============   ==============   ==============

Investment activity:                                   JanIntGro       NBAMTGuard        NBAMTMCGr        NBAMTPart
                                                    --------------   --------------   --------------   --------------
  Reinvested dividends ...........................  $          668                8                -                4
  Mortality and expense risk charges (note 2) ....          (1,124)            (100)            (722)            (456)
                                                    --------------   --------------   --------------   --------------
    Net investment income (loss) .................            (456)             (92)            (722)            (452)
                                                    --------------   --------------   --------------   --------------
  Proceeds from mutual fund shares sold ..........          24,429              100           15,283              504
  Cost of mutual fund shares sold ................         (34,626)             (99)         (21,932)            (496)
                                                    --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ..........         (10,197)               1           (6,649)               8
  Change in unrealized gain (loss)
    on investments ...............................          23,634            1,064           14,012            5,450
                                                    --------------   --------------   --------------   --------------
    Net gain (loss) on investments ...............          13,437            1,065            7,363            5,458
                                                    --------------   --------------   --------------   --------------
  Reinvested capital gains .......................               -                -                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
    owners' equity resulting from operations .....  $       12,981              973            6,641            5,006
                                                    ==============   ==============   ==============   ==============

Investment activity:                                   OppAggGro        OppCapAp         OppGlSec         OppMSFund
                                                    --------------   --------------   --------------   --------------
  Reinvested dividends ...........................               -              374              852            1,608
  Mortality and expense risk charges (note 2) ....            (990)          (1,668)            (942)          (2,760)
                                                    --------------   --------------   --------------   --------------
    Net investment income (loss) .................            (990)          (1,294)             (90)          (1,152)
                                                    --------------   --------------   --------------   --------------
  Proceeds from mutual fund shares sold ..........          10,665            8,824            3,328           18,525
  Cost of mutual fund shares sold ................         (19,640)         (12,222)          (4,152)         (22,366)
                                                    --------------   --------------   --------------   --------------
    Realized gain (loss) on investments ..........          (8,975)          (3,398)            (824)          (3,841)
  Change in unrealized gain (loss)
    on investments ...............................          21,755           10,757           12,064           20,546
                                                    --------------   --------------   --------------   --------------
    Net gain (loss) on investments ...............          12,780            7,359           11,240           16,705
                                                    --------------   --------------   --------------   --------------
  Reinvested capital gains .......................               -                -                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
    owners' equity resulting from operations .....          11,790            6,065           11,150           15,553
                                                    ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                    StOpp2        VEWrldEMkt       VEWrldHAs
                                                    --------------  --------------  --------------
  Reinvested dividends ...........................  $            -              22              20
  Mortality and expense risk charges (note 2) ....          (1,292)            (60)           (140)
                                                    --------------  --------------  --------------
    Net investment income (loss) .................          (1,292)            (38)           (120)
                                                    --------------  --------------  --------------
  Proceeds from mutual fund shares sold ..........           4,562              83             474
  Cost of mutual fund shares sold ................          (5,719)            (56)           (321)
                                                    --------------  --------------  --------------
    Realized gain (loss) on investments ..........          (1,157)             27             153
  Change in unrealized gain (loss)
    on investments ...............................          16,805             987           2,369
                                                    --------------  --------------  --------------
    Net gain (loss) on investments ...............          15,648           1,014           2,522
                                                    --------------  --------------  --------------
  Reinvested capital gains .......................               -               -               -
                                                    --------------  --------------  --------------
    Net increase (decrease) in contract
    owners' equity resulting from operations .....  $       14,356             976           2,402
                                                    ==============  ==============  ==============

Investment activity:                                    VKEmMkt        VKMidCapG      VKUSRealEst
                                                    --------------  --------------  --------------
  Reinvested dividends ...........................               -               -           2,010
  Mortality and expense risk charges (note 2) ....             (22)            (24)         (1,664)
                                                    --------------  --------------  --------------
    Net investment income (loss) .................             (22)            (24)            346
                                                    --------------  --------------  --------------
  Proceeds from mutual fund shares sold ..........           3,326             269           1,775
  Cost of mutual fund shares sold ................          (3,275)           (246)         (1,188)
                                                    --------------  --------------  --------------
    Realized gain (loss) on investments ..........              51              23             587
  Change in unrealized gain (loss)
    on investments ...............................            (175)            482          35,507
                                                    --------------  --------------  --------------
    Net gain (loss) on investments ...............            (124)            505          36,094
                                                    --------------  --------------  --------------
  Reinvested capital gains .......................               -               -           2,340
                                                    --------------  --------------  --------------
    Net increase (decrease) in contract
    owners' equity resulting from operations .....            (146)            481          38,780
                                                    ==============  ==============  ==============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                                 Total                           ACVPIncGr
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................  $      (13,360)         (11,252)               -               89
  Realized gain (loss) on investments ............         (50,855)        (280,391)             (79)          (7,737)
  Change in unrealized gain (loss) on investments.         354,301          934,490            6,759           22,780
  Reinvested capital gains .......................          33,996            2,443                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....         324,082          645,290            6,680           15,132
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
contract owners (note 3) .........................          44,746           27,756                -            6,170
  Transfers between funds ........................               -                -               38          (28,208)
  Surrenders (note 3) ............................        (101,188)        (497,763)               -                -
  Death Benefits (note 4) ........................         (64,300)               -                -                -
  Deductions for surrender charges
    (note 2) .....................................          (6,873)         (32,565)               -                -
  Adjustments to maintain reserves ...............           2,169            9,504               16               (9)
                                                    --------------   --------------   --------------   --------------
Net equity transactions ..........................        (125,446)        (493,068)              54          (22,047)
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............         198,636          152,222            6,734           (6,915)
Contract owners' equity beginning
of period ........................................       3,093,116        2,940,894           58,477           65,392
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............  $    3,291,752        3,093,116           65,211           58,477
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................         343,783          396,736            6,386            9,107
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................          26,604          106,248                6              674
  Units redeemed .................................         (48,789)        (159,201)               -           (3,395)
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................         321,598          343,783            6,392            6,386
                                                    ==============   ==============   ==============   ==============

                                                                ACVPInt                           ACVPVal
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................            (526)            (312)            (284)            (196)
  Realized gain (loss) on investments ............          (1,601)         (34,389)             148             (153)
  Change in unrealized gain (loss) on investments.           9,917           47,589            7,851           11,765
  Reinvested capital gains .......................               -                -              500                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....           7,790           12,888            8,215           11,416
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
contract owners (note 3) .........................               -           23,682            3,048                -
  Transfers between funds ........................           1,492          (58,296)           5,648           12,953
  Surrenders (note 3) ............................            (275)          (3,600)               -           (1,721)
  Death Benefits (note 4) ........................               -                -                -                -
  Deductions for surrender charges
    (note 2) .....................................               -             (236)               -             (113)
  Adjustments to maintain reserves ...............              21               (3)              21              (12)
                                                    --------------   --------------   --------------   --------------
Net equity transactions ..........................           1,238          (38,453)           8,717           11,107
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............           9,028          (25,565)          16,932           22,523
Contract owners' equity beginning
of period ........................................          58,999           84,564           59,073           36,550
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............          68,027           58,999           76,005           59,073
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................           7,302           12,849            4,225            3,324
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................             357            2,931              597              926
  Units redeemed .................................            (229)          (8,478)               -              (25)
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................           7,430            7,302            4,822            4,225
                                                    ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                CSLCapV                         DrySmCapIxS
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................  $          (38)             (23)               6               (5)
  Realized gain (loss) on investments ............               1               (8)             479             (162)
  Change in unrealized gain (loss)
    on investments ...............................             448              829              591               (7)
  Reinvested capital gains .......................               -                -              332                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             411              798            1,408             (174)
                                                    --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
contract owners (note 3) .........................               -                -                -                -
  Transfers between funds ........................               -                -           17,774           (3,694)
  Surrenders (note 3) ............................               -                -           (1,086)               -
  Death Benefits (note 4) ........................               -                -                -                -
  Deductions for surrender charges
    (note 2) .....................................               -                -             (268)               -
  Adjustments to maintain reserves ...............              10               (3)              27               (2)
                                                    --------------   --------------   --------------   --------------
      Net equity transactions ....................              10               (3)          16,447           (3,696)
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............             421              795           17,855           (3,870)
Contract owners' equity beginning
    of period ....................................           4,189            3,394                -            3,870
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............  $        4,610            4,189           17,855                -
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................             419              419                -              509
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................               1                -            1,548                -
  Units redeemed .................................               -                -             (110)            (509)
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................             420              419            1,438                -
                                                    ==============   ==============   ==============   ==============

                                                                DrySRGro                         DryStkIx
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................            (788)          (1,000)           1,070              212
  Realized gain (loss) on investments ............          (1,894)         (16,754)          (1,307)         (15,086)
  Change in unrealized gain (loss)
    on investments ...............................           6,370           34,791           23,318           69,331
  Reinvested capital gains .......................               -                -                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           3,688           17,037           23,081           54,457
                                                    --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from
contract owners (note 3) .........................               -           12,753                -            8,098
  Transfers between funds ........................            (948)         (28,223)           4,322          (34,127)
  Surrenders (note 3) ............................               -                -           (2,185)            (411)
  Death Benefits (note 4) ........................               -                -                -                -
  Deductions for surrender charges
    (note 2) .....................................               -                -             (493)             (27)
  Adjustments to maintain reserves ...............               6               (7)              14              (26)
                                                    --------------   --------------   --------------   --------------
      Net equity transactions ....................            (942)         (15,477)           1,658          (26,493)
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............           2,746            1,560           24,739           27,964
Contract owners' equity beginning
    of period ....................................          79,684           78,124          248,724          220,760
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............          82,430           79,684          273,463          248,724
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................          11,395           13,880           28,983           32,559
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................              71            1,824              516              944
  Units redeemed .................................            (210)          (4,309)            (289)          (4,520)
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................          11,256           11,395           29,210           28,983
                                                    ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 DryVIFApp                       FedQualBd
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................  $           60             (140)           1,088            3,448
  Realized gain (loss) on investments ............             (24)          (5,702)             254            7,480
  Change in unrealized gain (loss)
    on investments ...............................             616           10,514             (776)          (5,925)
  Reinvested capital gains .......................               -                -              368                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
    owners' equity resulting from
    operations ...................................             652            4,672              934            5,003
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................               -            5,386                -          (19,642)
  Transfers between funds ........................             738          (28,223)          (3,596)         (81,999)
  Surrenders (note 3) ............................               -                -                -           (2,897)
  Death Benefits (note 4) ........................               -                -                -                -
  Deductions for surrender charges
    (note 2) .....................................               -                -                -             (189)
  Adjustments to maintain reserves ...............              19                -               26               (7)
                                                    --------------   --------------   --------------   --------------
    Net equity transactions ......................             757          (22,837)          (3,570)        (104,734)
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............           1,409          (18,165)          (2,636)         (99,731)
Contract owners' equity beginning
    of period ....................................          17,261           35,426           44,342          144,073
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............  $       18,670           17,261           41,706           44,342
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................           1,827            4,480            3,450           11,566
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................              81              570                2                -
  Units redeemed .................................               -           (3,223)            (276)          (8,116)
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................           1,908            1,827            3,176            3,450
                                                    ==============   ==============   ==============   ==============

                                                               FidVIPEIS                         FidVIPGrS
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................             (18)             124           (1,956)          (1,699)
  Realized gain (loss) on investments ............             (60)          (3,133)          (6,760)          (5,891)
  Change in unrealized gain (loss)
    on investments ...............................           8,814           23,771           11,389           45,882
  Reinvested capital gains .......................             320                -                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
    owners' equity resulting from
    operations ...................................           9,056           20,762            2,673           38,292
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................               -              (38)               -                -
  Transfers between funds ........................           6,998             (478)          (9,776)           3,416
  Surrenders (note 3) ............................            (416)            (871)               -           (2,221)
  Death Benefits (note 4) ........................               -                -                -                -
  Deductions for surrender charges
    (note 2) .....................................               -              (57)               -             (145)
  Adjustments to maintain reserves ...............               8               (1)              16              (12)
                                                    --------------   --------------   --------------   --------------
    Net equity transactions ......................           6,590           (1,445)          (9,760)           1,038
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............          15,646           19,317           (7,087)          39,330
Contract owners' equity beginning
    of period ....................................          86,569           67,252          166,335          127,005
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............         102,215           86,569          159,248          166,335
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................           7,960            7,940           21,172           21,165
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................             635              112                3              435
  Units redeemed .................................             (37)             (92)          (1,267)            (428)
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................           8,558            7,960           19,908           21,172
                                                    ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               FidVIPHIS                         FidVIPOvS
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................  $        1,436              409             (176)            (162)
  Realized gain (loss) on investments ............             800            2,916             (309)            (879)
  Change in unrealized gain (loss)
    on investments ...............................          (1,424)           3,378            5,153           10,054
  Reinvested capital gains .......................               -                -                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             812            6,703            4,668            9,013
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           4,064           31,405                -                -
  Transfers between funds ........................         (10,742)         (28,248)           8,462                -
  Surrenders (note 3) ............................               -                -             (557)          (1,661)
  Death Benefits (note 4) ........................               -                -                -                -
  Deductions for surrender charges
    (note 2) .....................................               -                -                -             (109)
  Adjustments to maintain reserves ...............               7               (6)              26               (3)
                                                    --------------   --------------   --------------   --------------
      Net equity transactions ....................          (6,671)           3,151            7,931           (1,773)
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............          (5,859)           9,854           12,599            7,240
Contract owners' equity beginning
    of period ....................................          20,036           10,182           29,437           22,197
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............  $       14,177           20,036           42,036           29,437
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................           2,279            1,450            3,462            3,686
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................             428            3,572            1,020                -
  Units redeemed .................................          (1,213)          (2,743)             (64)            (224)
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................           1,494            2,279            4,418            3,462
                                                    ==============   ==============   ==============   ==============

                                                               FidVIPConS                       FidVIPGrOpS
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................          (1,202)            (884)            (246)            (178)
  Realized gain (loss) on investments ............            (286)          (1,717)            (123)            (733)
  Change in unrealized gain (loss)
    on investments ...............................          15,340           23,312            1,836            6,668
  Reinvested capital gains .......................               -                -                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................          13,852           20,711            1,467            5,757
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           3,048                -                -                -
  Transfers between funds ........................          10,894           (4,321)               -             (844)
  Surrenders (note 3) ............................          (4,928)          (2,870)               -                -
  Death Benefits (note 4) ........................               -                -                -                -
  Deductions for surrender charges
    (note 2) .....................................            (984)            (188)               -                -
  Adjustments to maintain reserves ...............              10               (5)              (2)              (1)
                                                    --------------   --------------   --------------   --------------
      Net equity transactions ....................           8,040           (7,384)              (2)            (845)
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............          21,892           13,327            1,465            4,912
Contract owners' equity beginning
    of period ....................................          92,927           79,600           26,350           21,438
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............         114,819           92,927           27,815           26,350
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................           8,790            9,529            3,660            3,807
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................           1,484                -                -                -
  Units redeemed .................................            (724)            (739)               -             (147)
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................           9,550            8,790            3,660            3,660
                                                    ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               FidVIPVaIS                        GVITCVal
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................  $         (284)             (43)              30               (6)
  Realized gain (loss) on investments ............            (154)               6              (78)             (47)
  Change in unrealized gain (loss)
    on investments ...............................            (243)           1,022            4,449            2,196
  Reinvested capital gains .......................              48               47                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            (633)           1,032            4,401            2,143
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
contract owners (note 3) .........................               -                -            5,080                -
  Transfers between funds ........................           9,418            6,800           18,712                -
  Surrenders (note 3) ............................          (7,681)               -                -                -
  Death Benefits (note 4) ........................               -                -                -                -
  Deductions for surrender charges
    (note 2) .....................................            (134)               -                -                -
  Adjustments to maintain reserves ...............              15                5               24               (2)
                                                    --------------   --------------   --------------   --------------
    Net equity transactions ......................           1,618            6,805           23,816               (2)
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............             985            7,837           28,217            2,141
Contract owners' equity beginning
  of period ......................................           7,837                -            9,377            7,236
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............  $        8,822            7,837           37,594            9,377
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................             677                -            1,127            1,127
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................              53              677            2,773                -
  Units redeemed .................................             (52)               -                -                -
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................             678              677            3,900            1,127
                                                    ==============   ==============   ==============   ==============

                                                              GVITDMidCapI                      GVITEmMrkts
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................            (692)            (481)            (124)            (137)
  Realized gain (loss) on investments ............           1,126           (1,541)           2,961           (1,043)
  Change in unrealized gain (loss)
    on investments ...............................           9,678           17,381           (2,946)          10,376
  Reinvested capital gains .......................           2,380                -            1,664                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................          12,492           15,359            1,555            9,196
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
contract owners (note 3) .........................           4,584                -            3,048                -
  Transfers between funds ........................          18,768            5,465             (250)           3,947
  Surrenders (note 3) ............................          (2,069)               -          (11,659)               -
  Death Benefits (note 4) ........................               -                -                -                -
  Deductions for surrender charges
    (note 2) .....................................            (511)               -                -                -
  Adjustments to maintain reserves ...............              39               (5)               8                -
                                                    --------------   --------------   --------------   --------------
    Net equity transactions ......................          20,811            5,460           (8,853)           3,947
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............          33,303           20,819           (7,298)          13,143
Contract owners' equity beginning
  of period ......................................          67,602           46,783           27,593           14,450
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............         100,905           67,602           20,295           27,593
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................           4,717            4,334            2,496            2,130
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................           1,613              440              231              366
  Units redeemed .................................            (160)             (57)          (1,185)               -
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................           6,170            4,717            1,542            2,496
                                                    ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               GVITFHiInc                        GVITGlHlth
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................  $        1,190            1,227              (64)             (79)
  Realized gain (loss) on investments ............              81             (231)            (152)           1,059
  Change in unrealized gain (loss)
    on investments ...............................             508            2,770              408              124
  Reinvested capital gains .......................               -                -               26              219
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           1,779            3,766              218            1,323
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................             644              (40)           2,032                -
  Transfers between funds ........................               -              624            3,402           (2,973)
  Surrenders (note 3) ............................          (3,381)            (529)          (1,939)               -
  Death Benefits (note 4) ........................               -                -                -                -
  Deductions for surrender charges
    (note 2) .....................................            (194)             (35)               -                -
  Adjustments to maintain reserves ...............            (650)              (2)              26                -
                                                    --------------   --------------   --------------   --------------
      Net equity transactions ....................          (3,581)              18            3,521           (2,973)
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............          (1,802)           3,784            3,739           (1,650)
Contract owners' equity beginning
  of period ......................................          20,765           16,981            1,994            3,644
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............  $       18,963           20,765            5,733            1,994
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................           1,776            1,751              179              441
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................              51               75              477                -
  Units redeemed .................................            (333)             (50)            (172)            (262)
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................           1,494            1,776              484              179
                                                    ==============   ==============   ==============   ==============

                                                               GVITGlTech                        GVITGvtBd
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................            (238)            (174)           3,250            3,713
  Realized gain (loss) on investments ............            (569)          (2,047)             882            8,477
  Change in unrealized gain (loss)
    on investments ...............................             284            3,801           (3,483)          (9,532)
  Reinvested capital gains .......................               -                -            1,410              350
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            (523)           1,580            2,059            3,008
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................               -                -                -          (19,418)
  Transfers between funds ........................         (26,386)          34,540          (22,714)        (145,490)
  Surrenders (note 3) ............................          (8,157)          (1,039)               -                -
  Death Benefits (note 4) ........................               -                -                -                -
  Deductions for surrender charges
    (note 2) .....................................               -              (68)               -                -
  Adjustments to maintain reserves ...............               1               (1)              35              (12)
                                                    --------------   --------------   --------------   --------------
      Net equity transactions ....................         (34,542)          33,432          (22,679)        (164,920)
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............         (35,065)          35,012          (20,620)        (161,912)
Contract owners' equity beginning
  of period ......................................          37,904            2,892          106,022          267,934
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............           2,839           37,904           85,402          106,022
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................          12,962            1,514            8,264           21,004
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................               -           11,812              704                -
  Units redeemed .................................         (12,018)            (364)          (2,430)         (12,740)
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................             944           12,962            6,538            8,264
                                                    ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY,Continued
Years Ended December 31, 2004 and 2003

                                                               GVITGrowth                        GVITIntGro
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................  $         (400)            (528)             (28)              (6)
  Realized gain (loss) on investments ............          (2,787)         (22,734)             240               (4)
  Change in unrealized gain (loss)
    on investments ...............................           5,478           33,795             (134)             140
  Reinvested capital gains .......................               -                -                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           2,291           10,533               78              130
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................               -           15,470                -                -
  Transfers between funds ........................          (1,482)         (28,223)          (2,208)           2,003
  Surrenders (note 3) ............................          (3,824)               -                -                -
  Death Benefits (note 4) ........................               -                -                -                -
  Deductions for surrender charges
    (note 2) .....................................            (480)               -                -                -
  Adjustments to maintain reserves ...............               6               (3)              (5)               2
                                                    --------------   --------------   --------------   --------------
      Net equity transactions ....................          (5,780)         (12,756)          (2,213)           2,005
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............          (3,489)          (2,223)          (2,135)           2,135
Contract owners' equity beginning
  of period ......................................          37,312           39,535            2,135                -
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............  $       33,823           37,312                -            2,135
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................           7,562           10,487              329                -
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................               1            3,135                -              329
  Units redeemed .................................          (1,135)          (6,060)            (329)               -
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................           6,428            7,562                -              329
                                                    ==============   ==============   ==============   ==============

                                                               GVITJPBal                        GVITSMdCpGr
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................             352              198             (192)            (171)
  Realized gain (loss) on investments ............             (94)            (346)            (149)            (422)
  Change in unrealized gain (loss)
    on investments ...............................           4,068            8,743            2,174            4,541
  Reinvested capital gains .......................               -                -                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           4,326            8,595            1,833            3,948
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................               -                3                -                -
  Transfers between funds ........................           2,554             (333)               -                -
  Surrenders (note 3) ............................            (388)            (846)            (231)            (730)
  Death Benefits (note 4) ........................               -                -                -                -
  Deductions for surrender charges
    (note 2) .....................................               -              (55)               -              (48)
  Adjustments to maintain reserves ...............              20               (5)              (1)              (2)
                                                    --------------   --------------   --------------   --------------
      Net equity transactions ....................           2,186           (1,236)            (232)            (780)
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............           6,512            7,359            1,601            3,168
Contract owners' equity beginning
  of period ......................................          58,917           51,558           13,522           10,354
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............          65,429           58,917           15,123           13,522
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................           6,213            6,348            1,932            2,044
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................             277                -                -                -
  Units redeemed .................................             (40)            (135)             (32)            (112)
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................           6,450            6,213            1,900            1,932
                                                    ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                GVITMyMkt                        GVITNWFund
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................  $       (1,294)          (1,923)            (146)            (848)
  Realized gain (loss) on investments ............               -                -           (1,957)          (7,407)
  Change in unrealized gain (loss)
    on investments ...............................               -                -           10,091           31,685
  Reinvested capital gains .......................               -                -                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................          (1,294)          (1,923)           7,988           23,430
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................             192         (110,922)               -                -
  Transfers between funds ........................          (7,942)         551,538           (7,316)          (6,298)
  Surrenders (note 3) ............................          (6,732)        (453,767)               -                -
  Death Benefits (note 4) ........................         (38,766)               -                -                -
  Deductions for surrender charges
    (note 2) .....................................            (436)         (29,686)               -                -
  Adjustments to maintain reserves ...............             (33)           9,679               16               (5)
                                                    --------------   --------------   --------------   --------------
      Net equity transactions ....................         (53,717)         (33,158)          (7,300)          (6,303)
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............         (55,011)         (35,081)             688           17,127
Contract owners' equity beginning
  of period ......................................         215,352          250,433          109,839           92,712
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............  $      160,341          215,352          110,527          109,839
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................          20,183           23,287           11,821           12,545
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................           4,962           55,467               16              629
  Units redeemed .................................         (10,027)         (58,571)            (845)          (1,353)
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................          15,118           20,183           10,992           11,821
                                                    ==============   ==============   ==============   ==============

                                                                GVITLead                        GVITNStrVal
                                                    -------------------------------   -------------------------------
Investment activity: .............................            2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................              (6)             (24)             (20)             (47)
  Realized gain (loss) on investments ............             594                4              284              (10)
  Change in unrealized gain (loss)
    on investments ...............................            (533)             534                8            1,176
  Reinvested capital gains .......................               -                -                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................              55              514              272            1,119
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................               -                -                -                -
  Transfers between funds ........................          (3,978)           3,410                -                -
  Surrenders (note 3) ............................               -                -           (4,422)               -
  Death Benefits (note 4) ........................               -                -                -                -
  Deductions for surrender charges
    (note 2) .....................................               -                -                -                -
  Adjustments to maintain reserves ...............              (1)               -               (2)               -
                                                    --------------   --------------   --------------   --------------
      Net equity transactions ....................          (3,979)           3,410           (4,424)               -
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............          (3,924)           3,924           (4,152)           1,119
Contract owners' equity beginning
  of period ......................................           3,924                -            4,152            3,033
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............               -            3,924                -            4,152
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................             379                -              377              377
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................               -              379                -                -
  Units redeemed .................................            (379)               -             (377)               -
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................               -              379                -              377
                                                    ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                              GVITSmCapGr                    GVITSmCapVal
                                                    ------------------------------  ------------------------------
Investment activity:                                     2004            2003            2004            2003
                                                    --------------  --------------  --------------  --------------
  Net investment income (loss) ...................  $         (390)           (370)         (2,566)         (1,853)
  Realized gain (loss) on investments ............          (1,312)           (186)         13,399         (11,990)
  Change in unrealized gain (loss)
    on investments ...............................           4,746           7,992           4,116          73,140
  Reinvested capital gains .......................               -               -          11,404               -
                                                    --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           3,044           7,436          26,353          59,297
                                                    --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................               -               -             576               -
  Transfers between funds ........................          (3,842)              -         (65,296)         67,700
  Surrenders (note 3) ............................               -               -         (13,575)         (6,933)
  Death Benefits (note 4) ........................               -               -               -               -
  Deductions for surrender charges
    (note 2) .....................................               -               -          (1,267)           (454)
  Adjustments to maintain reserves ...............              28              (3)           (707)              2
                                                    --------------  --------------  --------------  --------------
      Net equity transactions ....................          (3,814)             (3)        (80,269)         60,315
                                                    --------------  --------------  --------------  --------------
Net change in contract owners' equity ............            (770)          7,433         (53,916)        119,612
Contract owners' equity beginning
  of period ......................................          30,382          22,949         218,310          98,698
                                                    --------------  --------------  --------------  --------------
Contract owners' equity end of period ............  $       29,612          30,382         164,394         218,310
                                                    ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units ................................           2,912           2,912          12,754           8,918
                                                    --------------  --------------  --------------  --------------
  Units purchased ................................               2               -               1           4,416
  Units redeemed .................................            (376)              -          (4,451)           (580)
                                                    --------------  --------------  --------------  --------------
  Ending units ...................................           2,538           2,912           8,304          12,754
                                                    ==============  ==============  ==============  ==============

                                                              GVITSmComp                     GVITTGroFoc
                                                    ------------------------------  ------------------------------
Investment activity:                                     2004            2003            2004            2003
                                                    --------------  --------------  --------------  --------------
  Net investment income (loss) ...................          (1,408)         (1,165)              -              (1)
  Realized gain (loss) on investments ............           1,817          (7,173)              -            (846)
  Change in unrealized gain (loss)
    on investments ...............................           3,478          36,094               -             873
  Reinvested capital gains .......................          12,378               -               -               -
                                                    --------------  --------------  --------------  --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................          16,265          27,756               -              26
                                                    --------------  --------------  --------------  --------------

Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................           6,700           2,971               -               -
  Transfers between funds ........................           2,896         (23,492)              -               -
  Surrenders (note 3) ............................               -               -               -          (1,060)
  Death Benefits (note 4) ........................          (5,986)              -               -               -
  Deductions for surrender charges
    (note 2) .....................................               -               -               -             (69)
  Adjustments to maintain reserves ...............             379              (8)              -              (2)
                                                    --------------  --------------  --------------  --------------
      Net equity transactions ....................           3,989         (20,529)              -          (1,131)
                                                    --------------  --------------  --------------  --------------
Net change in contract owners' equity ............          20,254           7,227               -          (1,105)
Contract owners' equity beginning
  of period ......................................          90,333          83,106               -           1,105
                                                    --------------  --------------  --------------  --------------
Contract owners' equity end of period ............         110,587          90,333               -               -
                                                    ==============  ==============  ==============  ==============

CHANGES IN UNITS:
  Beginning units ................................           6,118           7,826               -             516
                                                    --------------  --------------  --------------  --------------
  Units purchased ................................             646             461               -               -
  Units redeemed .................................            (382)         (2,169)              -            (516)
                                                    --------------  --------------  --------------  --------------
  Ending units ...................................           6,382           6,118               -               -
                                                    ==============  ==============  ==============  ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               GVITUSGro                       GVITVKMultiSec
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................  $         (274)            (154)             842              994
  Realized gain (loss) on investments ............           1,315               27              809               38
  Change in unrealized gain (loss)
    on investments ...............................             103            1,751             (201)           1,462
  Reinvested capital gains .......................             826            1,827                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           1,970            3,451            1,450            2,494
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................               -                -              636                -
  Transfers between funds ........................          (8,532)          24,094              362             (294)
  Surrenders (note 3) ............................          (1,310)               -           (4,329)               -
  Death Benefits (note 4) ........................               -                -                -                -
  Deductions for surrender charges
    (note 2) .....................................               -                -             (277)               -
  Adjustments to maintain reserves ...............               4                1             (759)              (7)
                                                    --------------   --------------   --------------   --------------
      Net equity transactions ....................          (9,838)          24,095           (4,367)            (301)
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............          (7,868)          27,546           (2,917)           2,193
Contract owners' equity beginning
  of period ......................................          27,546                -           25,893           23,700
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............  $       19,678           27,546           22,976           25,893
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................           2,253                -            2,029            2,053
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................               -            2,253               29                -
  Units redeemed .................................            (801)               -             (344)             (24)
  Ending units ...................................           1,452            2,253            1,714            2,029
                                                    ==============   ==============   ==============   ==============

                                                               GVITWLead                        JanCapAp
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................             (80)             (68)          (2,268)          (1,731)
  Realized gain (loss) on investments ............             (11)            (523)         (10,102)          (5,490)
  Change in unrealized gain (loss)
    on investments ...............................             883            1,982           37,804           33,147
  Reinvested capital gains .......................               -                -                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             792            1,391           25,434           25,926
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................               -                -                -                -
  Transfers between funds ........................               -             (768)          (2,022)          (4,342)
  Surrenders (note 3) ............................               -                -           (5,456)               -
  Death Benefits (note 4) ........................               -                -           (4,088)               -
  Deductions for surrender charges
    (note 2) .....................................               -                -             (648)               -
  Adjustments to maintain reserves ...............              (1)               5              287               (2)
                                                    --------------   --------------   --------------   --------------
      Net equity transactions ....................              (1)            (763)         (11,927)          (4,344)
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............             791              628           13,507           21,582
Contract owners' equity beginning
  of period ......................................           5,633            5,005          162,104          140,522
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............           6,424            5,633          175,611          162,104
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................             724              863           26,317           27,048
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................               -                1                3                -
  Units redeemed .................................               -             (140)          (1,812)            (731)
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................             724              724           24,508           26,317
                                                    ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               JanGlTech                         JanIntGro
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................  $         (578)            (753)            (456)            (283)
  Realized gain (loss) on investments ............         (12,046)         (50,703)         (10,197)          (5,103)
  Change in unrealized gain (loss)
    on investments ...............................          12,106           72,749           23,634           25,579
  Reinvested capital gains .......................               -                -                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................            (518)          21,293           12,981           20,193
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
contract owners (note 3) .........................               -           19,056           (1,038)               -
  Transfers between funds ........................             678          (48,839)          (3,186)          (3,974)
  Surrenders (note 3) ............................          (3,474)          (1,122)          (2,895)               -
  Death Benefits (note 4) ........................          (2,524)               -           (4,014)               -
  Deductions for surrender charges
    (note 2) .....................................            (461)             (73)            (176)               -
  Adjustments to maintain reserves ...............             127                2            1,001                6
                                                    --------------   --------------   --------------   --------------
      Net equity transactions ....................          (5,654)         (30,976)         (10,308)          (3,968)
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............          (6,172)          (9,683)           2,673           16,225
Contract owners' equity beginning
  of period ......................................          45,125           54,808           81,225           65,000
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............  $       38,953           45,125           83,898           81,225
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................          13,356           23,431           13,563           14,399
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................             206            5,640                1                1
  Units redeemed .................................          (1,936)         (15,715)          (1,594)            (837)
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................          11,626           13,356           11,970           13,563
                                                    ==============   ==============   ==============   ==============

                                                               NBAMTGuard                        NBAMTMCGr
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................             (92)             (53)            (722)            (661)
  Realized gain (loss) on investments ............               1             (425)          (6,649)          (5,530)
  Change in unrealized gain (loss)
    on investments ...............................           1,064            2,462           14,012           17,082
  Reinvested capital gains .......................               -                -                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             973            1,984            6,641           10,891
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
contract owners (note 3) .........................               -                -                -                -
  Transfers between funds ........................               -           (2,798)             278                -
  Surrenders (note 3) ............................               -                -                -           (4,715)
  Death Benefits (note 4) ........................               -                -           (5,840)               -
  Deductions for surrender charges
    (note 2) .....................................               -                -                -             (308)
  Adjustments to maintain reserves ...............               2               (3)             646               (2)
                                                    --------------   --------------   --------------   --------------
      Net equity transactions ....................               2           (2,801)          (4,916)          (5,025)
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............             975             (817)           1,725            5,866
Contract owners' equity beginning
  of period ......................................           6,866            7,683           53,442           47,576
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............           7,841            6,866           55,167           53,442
                                                    ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ................................             648              942            6,039            6,789
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................               -                -               30                -
  Units redeemed .................................               -             (294)            (633)            (750)
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................             648              648            5,436            6,039
                                                    ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                NBAMTPart                        OppAggGro
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................  $         (452)            (174)            (990)          (1,044)
  Realized gain (loss) on investments ............               8              (38)          (8,975)         (48,617)
  Change in unrealized gain (loss)
    on investments ...............................           5,450            3,825           21,755           66,478
  Reinvested capital gains .......................               -                -                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           5,006            3,613           11,790           16,817
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................               -                -                -           33,688
  Transfers between funds ........................          22,224            2,003             (886)         (58,782)
  Surrenders (note 3) ............................               -                -                -           (2,877)
  Death Benefits (note 4) ........................               -                -           (3,082)               -
  Deductions for surrender charges
    (note 2) .....................................               -                -                -             (188)
  Adjustments to maintain reserves ...............               6                -              313               (6)
                                                    --------------   --------------   --------------   --------------
      Net equity transactions ....................          22,230            2,003           (3,655)         (28,165)
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............          27,236            5,616            8,135          (11,348)
Contract owners' equity beginning
  of period ......................................          16,089           10,473           69,319           80,667
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............  $       43,325           16,089           77,454           69,319
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................           1,557            1,350            9,130           13,157
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................           2,018              207               60            4,437
  Units redeemed .................................              (1)               -             (552)          (8,464)
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................           3,574            1,557            8,638            9,130
                                                    ==============   ==============   ==============   ==============

                                                                OppCapAp                          OppGlSec
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003

  Net investment income (loss) ...................          (1,294)            (953)             (90)            (349)
  Realized gain (loss) on investments ............          (3,398)         (25,747)            (824)          (2,898)
  Change in unrealized gain (loss)
    on investments ...............................          10,757           53,119           12,064           20,987
  Reinvested capital gains .......................               -                -                -                -
                                                    --------------   --------------   --------------   --------------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................           6,065           26,419           11,150           17,740
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            (450)          17,993                -                -
  Transfers between funds ........................          23,736          (58,437)          (2,346)           8,642
  Surrenders (note 3) ............................          (1,936)               -                -           (2,822)
  Death Benefits (note 4) ........................               -                -                -                -
  Deductions for surrender charges
    (note 2) .....................................            (126)               -                -             (185)
  Adjustments to maintain reserves ...............             421              (18)              15               40
                                                    --------------   --------------   --------------   --------------
      Net equity transactions ....................          21,645          (40,462)          (2,331)           5,675
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............          27,710          (14,043)           8,819           23,415
Contract owners' equity beginning
  of period ......................................          95,843          109,886           66,480           43,065
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............         123,553           95,843           75,299           66,480
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................           9,442           13,977            7,446            6,802
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................           2,472            1,773                1              968
  Units redeemed .................................            (370)          (6,308)            (269)            (324)
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................          11,544            9,442            7,178            7,446
                                                    ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                               OppMSFund                          StOpp2
                                                    -------------------------------   -------------------------------
Investment activity:                                     2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................  $       (1,152)            (748)          (1,292)            (916)
  Realized gain (loss) on investments ............          (3,841)          (6,357)          (1,157)          (1,263)
  Change in unrealized gain (loss)
    on investments ...............................          20,546           47,108           16,805           23,480
  Reinvested capital gains .......................               -                -                -                -
                                                    --------------   --------------   --------------   --------------
  Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................          15,553           40,003           14,356           21,301
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................            (694)               2            6,638               40
  Transfers between funds ........................             392           (5,228)             810            2,146
  Surrenders (note 3) ............................          (7,549)          (2,905)            (734)          (2,166)
  Death Benefits (note 4) ........................               -                -                -                -
  Deductions for surrender charges
    (note 2) .....................................            (418)            (190)               -             (142)
  Adjustments to maintain reserves ...............             593              (16)               4               (7)
                                                    --------------   --------------   --------------   --------------
      Net equity transactions ....................          (7,676)          (8,337)           6,718             (129)
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............           7,877           31,666           21,074           21,172
Contract owners' equity beginning
  of period ......................................         196,729          165,063           81,843           60,671
                                                    --------------   --------------   --------------   --------------
Contract owners' equity end of period ............  $      204,606          196,729          102,917           81,843
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................          22,174           23,246            9,038            9,051
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................              44                -            1,009              253
  Units redeemed .................................            (850)          (1,072)            (297)            (266)
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................          21,368           22,174            9,750            9,038
                                                    ==============   ==============   ==============   ==============

                                                               VEWrldEMkt                        VEWrldHAs
                                                    -------------------------------   -------------------------------
Investment activity:                                          2004             2003             2004             2003
                                                    --------------   --------------   --------------   --------------
  Net investment income (loss) ...................             (38)             (36)            (120)            (123)
  Realized gain (loss) on investments ............              27                4              153             (697)
  Change in unrealized gain (loss)
    on investments ...............................             987            1,507            2,369            5,145
  Reinvested capital gains .......................               -                -                -                -
                                                    --------------   --------------   --------------   --------------
  Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................             976            1,475            2,402            4,325
                                                    --------------   --------------   --------------   --------------

Equity transactions:
  Purchase payments received from
    contract owners (note 3) .....................               -                -                -            1,047
  Transfers between funds ........................               -            1,139            5,254          (38,624)
  Surrenders (note 3) ............................               -                -                -                -
  Death Benefits (note 4) ........................               -                -                -                -
  Deductions for surrender charges
    (note 2) .....................................               -                -                -                -
  Adjustments to maintain reserves ...............              29               (5)              31               (3)
                                                    --------------   --------------   --------------   --------------
      Net equity transactions ....................              29            1,134            5,285          (37,580)
                                                    --------------   --------------   --------------   --------------
Net change in contract owners' equity ............           1,005            2,609            7,687          (33,255)
Contract owners' equity beginning
  of period ......................................           4,036            1,427            5,250           38,505
Contract owners' equity end of period ............           5,041            4,036           12,937            5,250
                                                    ==============   ==============   ==============   ==============

CHANGES IN UNITS:
  Beginning units ................................             320              172              383            4,018
                                                    --------------   --------------   --------------   --------------
  Units purchased ................................               2              148              389               76
  Units redeemed .................................               -                -                -           (3,711)
                                                    --------------   --------------   --------------   --------------
  Ending units ...................................             322              320              772              383
                                                    ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                  VKEmMkt                  VKMidCapG                 VKUSRealEst
                                          -----------------------   -----------------------   -------------------------
                                             2004         2003         2004         2003          2004         2003
                                          ----------   ----------   ----------   ----------   -----------   -----------
Investment activity:
  Net investment income (loss) .........  $      (22)         (25)         (24)           -           346        (1,140)
  Realized gain (loss) on investments ..          51            -           23            -           587         1,360
  Change in unrealized gain (loss) on
   investments .........................        (175)         176          482            -        35,507        24,868
  Reinvested capital gains .............           -            -            -            -         2,340             -
                                          ----------   ----------   ----------   ----------   -----------   -----------
    Net increase (decrease) in contract
     owners' equity resulting from
     operations ........................        (146)         151          481            -        38,780        25,088
                                          ----------   ----------   ----------   ----------   -----------   -----------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ............           -            -            -            -         6,638            52
  Transfers between funds ..............      (3,304)       3,300        2,358            -        18,544        (8,164)
  Surrenders (note 3) ..................           -            -            -            -             -             -
  Death Benefits (note 4) ..............           -            -            -            -             -             -
  Deductions for surrender charges
   (note 2) ............................           -            -            -            -             -             -
  Adjustments to maintain reserves .....           4           (5)           -            -            23           (17)
                                          ----------   ----------   ----------   ----------   -----------   -----------
      Net equity transactions ..........      (3,300)       3,295        2,358            -        25,205        (8,129)
                                          ----------   ----------   ----------   ----------   -----------   -----------

Net change in contract owners' equity ..      (3,446)       3,446        2,839            -        63,985        16,959
Contract owners' equity beginning of
 period ................................       3,446            -            -            -        90,572        73,613
                                          ----------   ----------   ----------   ----------   -----------   -----------
Contract owners' equity end of period ..  $        -        3,446        2,839            -       154,557        90,572
                                          ==========   ==========   ==========   ==========   ===========   ===========

CHANGES IN UNITS:
  Beginning units ......................         188            -            -            -         5,088         5,607
                                          ----------   ----------   ----------   ----------   -----------   -----------
  Units purchased ......................           -          188          416            -         1,368           129
  Units redeemed .......................        (188)           -            -            -             -          (648)
                                          ----------   ----------   ----------   ----------   -----------   -----------
  Ending units .........................           -          188          416            -         6,456         5,088
                                          ==========   ==========   ==========   ==========   ===========   ===========

See accompanying notes to financial statements.

================================================================================

                         NATIONWIDE VARIABLE ACCOUNT-10
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          The Nationwide Variable Account-10 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on March 31, 1999. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

          Contract owners in either the accumulation or payout phase may invest in the following:

               Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                    American Century VP - Income & Growth Fund - Class I (ACVPIncGr)
                    American Century VP - International Fund - Class I (ACVPInt) American Century VP - Ultra/(R)/ Fund - Class I (ACVPUltra)* American Century VP - Value Fund - Class I (ACVPVal)

               Portfolios of the Credit Suisse Trust;
                    Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSGPVen)*
                    Credit Suisse Trust - International Focus Portfolio (CSIntFoc)*
                    Credit Suisse Trust - Large Cap Value Portfolio (CSLCapV)

               Portfolios of the Dreyfus Investment Portfolios (Dreyfus IP);
                    Dreyfus IP - Small Cap Stock Index Portfolio - Service Class (DrySmCapIxS)

               Funds of Dreyfus Inc.;
                    Dreyfus Socially Responsible Growth Fund, Inc., The
                    (DrySRGro)
                    Dreyfus Stock Index Fund, Inc. - Initial Shares (DryStkIx)

               Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);

               Dreyfus VIF - Appreciation Portfolio - Initial Shares (DryVIFApp)

               Portfolios of Federated Insurance Series (Federated IS);

               Federated IS - Quality Bond Fund II - Primary Shares (FedQualBd)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP);

                    Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
                    Fidelity/(R)/ VIP - Growth Portfolio - Service Class (FidVIPGrS)
                    Fidelity/(R)/ VIP - High Income Portfolio - Service Class (FidVIPHIS)
                    Fidelity/(R)/ VIP - Overseas Portfolio - Service Class (FidVIPOvS)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP II);
                    Fidelity/(R)/ VIP II - Contrafund/(R)/

               Portfolio - Service Class (FidVIPConS)

               Portfolios of the Fidelity/(R)/ Variable Insurance Products (Fidelity/(R)/ VIP III);

                    Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)

                    Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class (FidVIPValS)

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

               Funds of the Gartmore Variable Insurance Trust (Gartmore GVIT) (Gartmore is an affiliate of the Company);
                    Gartmore GVIT Comstock Value Fund - Class I (GVITCVal) Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I (GVITDMidCapI)
                    Gartmore GVIT Emerging Markets Fund - Class I (GVITEmMrkts) Gartmore GVIT Federated High Income Bond Fund - Class I (GVITFHiInc)
                    Gartmore GVIT Global Financial Services Fund - Class I (GVITGlFin1)*
                    Gartmore GVIT Global Health Sciences Fund - Class I (GVITGlHlth)
                    Gartmore GVIT Global Technology and Communications Fund - Class I (GVITGlTech)
                    Gartmore GVIT Global Utilities Fund - Class I (GVITGlUtl1)* Gartmore GVIT Government Bond Fund - Class I (GVITGvtBd) Gartmore GVIT Growth Fund - Class I (GVITGrowth)
                    Gartmore GVIT International Growth Fund - Class I (GVITIntGro)*
                    Gartmore GVIT J.P. Morgan Balanced Fund - Class I
                    (GVITJPBal)
                    Gartmore GVIT Mid Cap Growth Fund - Class I (GVITSMdCpGr) Gartmore GVIT Money Market Fund - Class I (GVITMyMkt) Gartmore GVIT Nationwide/(R)/ Fund: Class I (GVITNWFund) Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I (GVITLead)*
                    Gartmore GVIT Small Cap Growth Fund - Class I (GVITSmCapGr) Gartmore GVIT Small Cap Value Fund - Class I (GVITSmCapVal) Gartmore GVIT Small Company Fund - Class I (GVITSmComp) Gartmore GVIT U.S. Growth Leaders Fund - Class I (GVITUSGro) Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I (GVITVKMultiSec)
                    Gartmore GVIT Worldwide Leaders Fund - Class I (GVITWLead)

               Portfolios of the Janus Aspen Series (Janus AS);
                    Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                    Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
                    Janus AS - International Growth Portfolio - Service Shares (JanIntGro)

               Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger Berman AMT);
                    Neuberger Berman AMT - Guardian Portfolio - I Class Shares (NBAMTGuard)
                    Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ -
                    I Class (NBAMTMCGr)
                    Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

               Funds of the Oppenheimer Variable Account Funds (Oppenheimer VA);
                    Oppenheimer Aggressive Growth Fund/VA - Initial Class (OppAggGro)
                    Oppenheimer Capital Appreciation Fund/VA - Initial Class (OppCapAp)
                    Oppenheimer Global Securities Fund/VA - Initial Class (OppGlSec)
                    Oppenheimer Main Street/(R)/ Fund/VA - Initial Class (OppMSFund)

               Strong Variable Insurance Funds, Inc.;
                    Strong Opportunity Fund II, Inc. (StOpp2)

               Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                    Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

               Funds of Van Kampen Universal Institutional Funds, Inc. (Van Kampen UIF);
                    Van Kampen UIF - Emerging Markets Debt Portfolio (VKEmMkt)* Van Kampen UIF - Mid Cap Growth Portfolio (VKMidCapG)
                    Van Kampen UIF - U.S. Real Estate Portfolio - Class A (VKUSRealEst)

          At December 31, 2004, contract owners were invested in all of the above funds except for those indicated with an asterisk (*). The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

          The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners' Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          Investments in underlying mutual funds are valued on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. Fund purchases and sales are accounted for on the trade date (date the order to buy or sell is executed). The cost of investments sold is determined on a specific identification basis, and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 8% of purchase payments surrendered. After 5 years, such charge will decline 1% per year, to 0%, after the purchase payment has been held in the contract for 13 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation equal to an annualized rate of 1.40%.

                                                                     (Continued)

    NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contact owners, as applicable, on the accompanying Statements of Change in Contract Owners' Equity.

     For the periods ended December 31, 2004 and 2003, total transfers into the Account from the fixed account were $44,880 and $31,445, respectively, and total transfers from the Account to the fixed account were $34,630 and $31,215, respectively.

(4)  Death Benefits

     Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any policy charges, to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

(5)  Financial Highlights

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and the contract expense rate, investment income ratio and total return for each period in the five year period ended December 31, 2004.

                                       Contract                                            Investment
                                       Expense                 Unit          Contract        Income         Total
                                         Rate*     Units    Fair Value    Owners'equity      Ratio**      Return***
                                       --------  --------   -----------   -------------   ------------   ------------
      American Century VP - Income & Growth Fund - Class I
        2004..........................    1.40%     6,392   $ 10.202044   $      65,211           1.40%         11.41%
        2003..........................    1.40%     6,386      9.157113          58,477           1.53%         27.54%
        2002..........................    1.40%     9,108      7.179590          65,392           1.08%        -20.50%
        2001..........................    1.40%     9,269      9.031047          83,709           0.88%         -9.64%
        2000..........................    1.40%     8,026      9.994986          80,220           0.00%        -11.86%
      American Century VP - International Fund - Class I
        2004..........................    1.40%     7,430      9.155754          68,027           0.56%         13.32%
        2003..........................    1.40%     7,302      8.079877          58,999           0.92%         22.77%
        2002..........................    1.40%    12,849      6.581398          84,564           0.78%        -21.49%
        2001..........................    1.40%    12,788      8.382669         107,198           0.10%        -30.17%
        2000..........................    1.40%     9,575     12.004879         114,947           0.00%        -17.98%
      American Century VP - Value Fund - Class I
        2004..........................    1.40%     4,822     15.762031          76,005           0.97%         12.73%
        2003..........................    1.40%     4,225     13.981741          59,073           0.93%         27.15%
        2002..........................    1.40%     3,324     10.995838          36,550           1.14%        -13.84%
        2001..........................    1.40%     3,962     12.762833          50,566           0.00%         11.23%
      Credit Suisse Trust - Large Cap Value Portfolio
        2004..........................    1.40%       420     10.975290           4,610           0.54%          9.78%
        2003..........................    1.40%       419      9.997094           4,189           0.77%         23.41%
        2002..........................    1.40%       419      8.100504           3,394           1.02%        -24.17%
        2001..........................    1.40%       419     10.682924           4,476           0.00%         -0.48%
        2000..........................    1.40%       419     10.734004           4,498           2.09%          7.39%
      Dreyfus IP - European Equity Portfolio
        2001..........................    1.40%       523      8.783001           4,594           0.72%        -29.14%
        2000..........................    1.40%       436     12.394036           5,404           0.42%         -3.35%
      Dreyfus IP - Small Cap Stock Index Portfolio - Service Class
        2004..........................    1.40%     1,438     12.416593          17,855           1.48%         20.19%
        2002..........................    1.40%       509      7.603573           3,870           0.31%        -23.96% 05/01/02
      Dreyfus Socially Responsible Growth Fund,Inc., The
        2004..........................    1.40%    11,256      7.323241          82,430           0.40%          4.72%
        2003..........................    1.40%    11,395      6.992920          79,684           0.11%         24.24%
        2002..........................    1.40%    13,880      5.628516          78,124           0.22%        -29.94%
        2001..........................    1.40%    13,983      8.034090         112,341           0.07%        -23.67%
        2000..........................    1.40%    10,077     10.525008         106,061           1.62%        -12.27%
      Dreyfus Stock Index Fund, Inc. - Initial Shares
        2004..........................    1.40%    29,210      9.361970         273,463           1.82%          9.09%
        2003..........................    1.40%    28,983      8.581727         248,724           1.49%         26.57%
        2002..........................    1.40%    32,559      6.780318         220,760           1.34%        -23.45%
        2001..........................    1.40%    30,781      8.857475         272,642           1.45%        -13.42%
        2000..........................    1.40%    12,219     10.230170         125,002           1.06%        -10.54%
      Dreyfus VIF - Appreciation Portfolio - Initial Shares
        2004..........................    1.40%     1,908      9.785354          18,670           1.74%          3.58%
        2003..........................    1.40%     1,827      9.447547          17,261           0.84%         19.47%
        2002..........................    1.40%     4,480      7.907593          35,426           1.09%        -17.88%
        2001..........................    1.40%     4,671      9.629488          44,979           0.95%        -10.59%
        2000..........................    1.40%     3,423     10.769627          36,864           1.31%         -2.03%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)


                                       Contract                                            Investment
                                       Expense                 Unit          Contract        Income         Total
                                         Rate*     Units    Fair Value    Owners'equity      Ratio**      Return***
                                       --------  --------   -----------   -------------   ------------   ------------
      Federated IS - Quality Bond Fund II - Primary Shares
        2004..........................    1.40%     3,176   $ 13.131591   $      41,706           4.02%          2.17%
        2003..........................    1.40%     3,450     12.852793          44,342           4.88%          3.18%
        2002..........................    1.40%    11,566     12.456595         144,073           3.14%          7.78%
        2001..........................    1.40%     9,786     11.557776         113,104           2.65%          6.49%
        2000..........................    1.40%    10,066     10.852961         109,246           0.00%          8.91%
      Fidelity/(R)/ VIP - Equity-Income Portfolio - Service Class
        2004..........................    1.40%     8,558     11.943782         102,215           1.38%          9.82%
        2003..........................    1.40%     7,960     10.875446          86,569           1.56%         28.40%
        2002..........................    1.40%     7,940      8.470071          67,252           1.68%        -18.16%
        2001..........................    1.40%     7,182     10.349678          74,331           1.44%         -6.43%
        2000..........................    1.40%     4,066     11.060358          44,971           0.00%          6.80%
      Fidelity/(R)/ VIP - Growth Portfolio - Service Class
        2004..........................    1.40%    19,908      7.999204         159,248           0.17%          1.82%
        2003..........................    1.40%    21,172      7.856387         166,335           0.19%         30.92%
        2002..........................    1.40%    21,165      6.000703         127,005           0.15%        -31.18%
        2001..........................    1.40%    22,131      8.719157         192,964           0.00%        -18.89%
        2000..........................    1.40%    12,108     10.749298         130,153           0.01%        -12.31%
      Fidelity/(R)/ VIP - High Income Portfolio - Service Class
        2004..........................    1.40%     1,494      9.489161          14,177          12.43%          7.94%
        2003..........................    1.40%     2,279      8.791518          20,036           3.12%         25.19%
        2002..........................    1.40%     1,450      7.022305          10,182          11.21%          2.17%
        2001..........................    1.40%     1,699      6.873318          11,678          16.19%        -13.14%
        2000..........................    1.40%       447      7.912811           3,537           0.00%        -23.69%
      Fidelity/(R)/ VIP - Overseas Portfolio - Service Class
        2004..........................    1.40%     4,418      9.514784          42,036           0.91%         11.90%
        2003..........................    1.40%     3,462      8.502985          29,437           0.75%         41.20%
        2002..........................    1.40%     3,686      6.021853          22,197           0.68%        -21.46%
        2001..........................    1.40%     4,667      7.667226          35,783           4.49%        -22.38%
        2000..........................    1.40%     3,434      9.878160          33,922           0.08%        -20.28%
      Fidelity/(R)/ VIP II - Contrafund/(R)/ Portfolio - Service Class
        2004..........................    1.40%     9,550     12.022889         114,819           0.24%         13.73%
        2003..........................    1.40%     8,790     10.571894          92,927           0.36%         26.56%
        2002..........................    1.40%     9,529      8.353442          79,600           0.75%        -10.69%
        2001..........................    1.40%     9,921      9.353696          92,798           0.79%        -13.60%
        2000..........................    1.40%     6,693     10.825529          72,455           0.05%         -8.01%
      Fidelity/(R)/ VIP III - Growth Opportunities Portfolio - Service Class
        2004..........................    1.40%     3,660      7.599714          27,815           0.47%          5.56%
        2003..........................    1.40%     3,660      7.199376          26,350           0.63%         27.85%
        2002..........................    1.40%     3,807      5.631197          21,438           0.90%        -23.01%
        2001..........................    1.40%     3,807      7.314276          27,845           0.26%        -15.64%
        2000..........................    1.40%     3,324      8.670739          28,822           0.00%        -18.33%
      Fidelity/(R)/ VIP III - Value Strategies Portfolio - Service Class
        2004..........................    1.40%       678     13.011385           8,822           0.00%         12.40%
        2003..........................    1.40%       677     11.575660           7,837           0.00%         55.60%
      Gartmore GVIT Comstock Value Fund - Class I
        2004..........................    1.40%     3,900      9.639397          37,594           1.52%         15.85%
        2003..........................    1.40%     1,127      8.320258           9,377           1.32%         29.59%
        2002..........................    1.40%     1,127      6.420208           7,236           1.27%        -26.19%
        2001..........................    1.40%       839      8.698632           7,298           1.74%        -13.39%
        2000..........................    1.40%       489     10.043488           4,911           0.49%        -11.87%
      Gartmore GVIT Dreyfus Mid Cap Index Fund - Class I
        2004..........................    1.40%     6,170     16.354103         100,905           0.57%         14.11%
        2003..........................    1.40%     4,717     14.331619          67,602           0.48%         32.77%
        2002..........................    1.40%     4,334     10.794460          46,783           0.36%        -16.49%
        2001..........................    1.40%     4,929     12.926038          63,712           0.68%         -2.70%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                       Contract                                            Investment
                                       Expense                 Unit          Contract        Income         Total
                                         Rate*     Units    Fair Value    Owners'equity      Ratio**      Return***
                                       --------  --------   -----------   -------------   ------------   ------------
      Gartmore GVIT Emerging Markets Fund - Class I
        2004..........................    1.40%     1,542   $ 13.161389   $      20,295           0.85%         19.05%
        2003..........................    1.40%     2,496     11.054993          27,593           0.61%         62.95%
        2002..........................    1.40%     2,130      6.784099          14,450           0.22%        -16.42%
        2001..........................    1.40%     1,004      8.116661           8,149           1.20%         -6.52%
      Gartmore GVIT Federated High Income Bond Fund - Class I
        2004..........................    1.40%     1,494     12.692461          18,963           7.35%          8.56%
        2003..........................    1.40%     1,776     11.692144          20,765           7.51%         20.56%
        2002..........................    1.40%     1,751      9.698125          16,981           8.97%          1.78%
        2001..........................    1.40%     1,489      9.528493          14,188          14.75%          2.75%
        2000..........................    1.40%       461      9.273545           4,275           7.93%         -9.55%
      Gartmore GVIT Global Health Sciences Fund - Class I
        2004..........................    1.40%       484     11.845553           5,733           0.00%          6.36%
        2003..........................    1.40%       179     11.137212           1,994           0.00%         34.80%
        2002..........................    1.40%       441      8.262252           3,644           0.00%        -17.38%
      Gartmore GVIT Global Technology and Communications Fund - Class I
        2004..........................    1.40%       944      3.007625           2,839           0.00%          2.85%
        2003..........................    1.40%    12,962      2.924207          37,904           0.00%         53.06%
        2002..........................    1.40%     1,514      1.910471           2,892           0.67%        -43.58%
        2001..........................    1.40%     1,514      3.386452           5,127           0.00%        -43.53%
      Gartmore GVIT Government Bond Fund - Class I
        2004..........................    1.40%     6,538     13.062379          85,402           5.18%          1.82%
        2003..........................    1.40%     8,264     12.829335         106,022           3.31%          0.57%
        2002..........................    1.40%    21,004     12.756340         267,934           4.41%          9.43%
        2001..........................    1.40%    14,698     11.657054         171,335           6.35%          5.75%
        2000..........................    1.40%     9,659     11.023698         106,478           3.00%         10.97%
      Gartmore GVIT Growth Fund - Class I
        2004..........................    1.40%     6,428      5.261896          33,823           0.30%          6.64%
        2003..........................    1.40%     7,562      4.934135          37,312           0.02%         30.88%
        2002..........................    1.40%    10,487      3.769867          39,535           0.00%        -29.72%
        2001..........................    1.40%    10,377      5.364127          55,664           0.00%        -29.15%
        2000..........................    1.40%     4,555      7.570947          34,486           0.01%        -27.56%
      Gartmore GVIT International Growth Fund - Class I
         2003..........................    1.40%      329      6.489005           2,135           0.00%         33.73%
      Gartmore GVIT J.P. Morgan Balanced Fund - Class I
        2004..........................    1.40%     6,450     10.144108          65,429           1.98%          6.97%
        2003..........................    1.40%     6,213      9.482905          58,917           1.77%         16.76%
        2002..........................    1.40%     6,348      8.121890          51,558           2.59%        -13.54%
        2001..........................    1.40%     4,320      9.393922          40,582           3.89%         -5.03%
        2000..........................    1.40%       424      9.891564           4,194          23.00%         -1.74%
      Gartmore GVIT Mid Cap Growth Fund - Class I
        2004..........................    1.40%     1,900      7.959694          15,123           0.00%         13.72%
        2003..........................    1.40%     1,932      6.999166          13,522           0.00%         38.18%
        2002..........................    1.40%     2,044      5.065409          10,354           0.00%        -37.90%
        2001..........................    1.40%     5,127      8.156718          41,819           0.00%        -31.29%
        2000..........................    1.40%     2,594     11.871593          30,795           0.00%        -16.56%
      Gartmore GVIT Money Market Fund - Class I
        2004..........................    1.40%    15,118     10.605947         160,341           0.75%         -0.60%
        2003..........................    1.40%    20,183     10.669965         215,352           0.63%         -0.78%
        2002..........................    1.40%    23,287     10.754184         250,433           1.12%         -0.21%
        2001..........................    1.40%    37,457     10.776329         403,649           3.02%          2.15%
        2000..........................    1.40%   117,676     10.550029       1,241,485           4.96%          4.55%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                       Contract                                            Investment
                                       Expense                 Unit          Contract        Income         Total
                                         Rate*     Units    Fair Value    Owners'equity      Ratio**      Return***
                                       --------  --------   -----------   -------------   ------------   ------------
      Gartmore GVIT Nationwide/(R)/ Fund: Class I
        2004..........................    1.40%    10,992$    10.055179   $     110,527           1.27%          8.21%
        2003..........................    1.40%    11,821      9.291859         109,839           0.56%         25.73%
        2002..........................    1.40%    12,545      7.390371          92,712           0.87%        -18.51%
        2001..........................    1.40%    12,848      9.069269         116,522           1.00%        -13.06%
        2000..........................    1.40%     7,311     10.431879          76,267           0.53%         -3.48%
      Gartmore GVIT Nationwide/(R)/ Leaders Fund - Class I
        2003..........................    1.40%       379     10.353389           3,924           0.06%         23.64%
      Gartmore GVIT Nationwide/(R)/ Strategic Value Fund - Class I
        2003..........................    1.40%       377     11.012816           4,152           0.04%         36.87%
        2002..........................    1.40%       377      8.046365           3,033           0.03%        -26.41%
        2001..........................    1.40%       377     10.933371           4,122           0.47%         -4.62%
        2000..........................    1.40%       377     11.462858           4,321           1.34%          6.11%
      Gartmore GVIT Small Cap Growth Fund - Class I
        2004..........................    1.40%     2,538     11.667420          29,612           0.00%         11.83%
        2003..........................    1.40%     2,912     10.433337          30,382           0.00%         32.39%
        2002..........................    1.40%     2,912      7.880865          22,949           0.00%        -34.22%
        2001..........................    1.40%     4,240     11.981329          50,801           0.00%        -12.10%
        2000..........................    1.40%     1,875     13.629995          25,556           0.00%        -17.34%
      Gartmore GVIT Small Cap Value Fund - Class I
        2004..........................    1.40%     8,304     19.796908         164,394           0.00%         15.66%
        2003..........................    1.40%    12,754     17.116946         218,310           0.00%         54.66%
        2002..........................    1.40%     8,918     11.067332          98,698           0.01%        -28.18%
        2001..........................    1.40%     9,815     15.410765         151,257           0.04%         26.47%
        2000..........................    1.40%     2,891     12.185229          35,227           0.00%          9.65%
      Gartmore GVIT Small Company Fund - Class I
        2004..........................    1.40%     6,382     17.327879         110,587           0.00%         17.36%
        2003..........................    1.40%     6,118     14.765146          90,333           0.00%         39.04%
        2002..........................    1.40%     7,826     10.619233          83,106           0.00%        -18.49%
        2001..........................    1.40%     8,221     13.027737         107,101           0.12%         -8.02%
        2000..........................    1.40%     5,183     14.163507          73,409           0.00%          7.38%
      Gartmore GVIT Turner Growth Focus Fund - Class I
        2002..........................    1.40%       516      2.141179           1,105           0.00%        -43.66%
        2001..........................    1.40%     1,668      3.800451           6,339           0.00%        -39.89%
      Gartmore GVIT U.S.Growth Leaders Fund - Class I
        2004..........................    1.40%     1,452     13.552459          19,678           0.00%         10.85%
        2003..........................    1.40%     2,253     12.226343          27,546           0.00%         50.03%
      Gartmore GVIT Van Kampen Multi Sector Bond Fund - Class I
        2004..........................    1.40%     1,714     13.405165          22,976           4.83%          5.04%
        2003..........................    1.40%     2,029     12.761661          25,893           5.41%         10.55%
        2002..........................    1.40%     2,053     11.544091          23,700           5.32%          5.71%
        2001..........................    1.40%     2,130     10.920881          23,261           7.13%          2.72%
        2000..........................    1.40%     1,182     10.631465          12,566           3.41%          4.18%
      Gartmore GVIT Worldwide Leaders Fund - Class I
        2004..........................    1.40%       724      8.873195           6,424           0.00%         14.05%
        2003..........................    1.40%       724      7.780309           5,633           0.00%         34.16%
        2002..........................    1.40%       863      5.799437           5,005           1.20%        -26.44%
        2001..........................    1.40%       863      7.883471           6,803           3.25%        -19.95%
        2000..........................    1.40%       140      9.848693           1,379           1.73%        -13.54%
      Janus AS - Capital Appreciation Portfolio - Service Shares
        2004..........................    1.40%    24,508      7.165447         175,611           0.02%         16.33%
        2003..........................    1.40%    26,317      6.159668         162,104           0.24%         18.56%
        2002..........................    1.40%    27,048      5.195269         140,522           0.31%        -17.10%
        2001..........................    1.40%    29,207      6.266779         183,034           0.95%        -22.92%
        2000..........................    1.40%    17,900      8.130665         145,539           1.04%        -18.69% 01/27/00

                                                                     (Continued)
                                       29

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                       Contract                                            Investment
                                       Expense                 Unit          Contract        Income         Total
                                         Rate*     Units    Fair Value    Owners'equity      Ratio**      Return***
                                       --------  --------   -----------   -------------   ------------   ------------
      Janus AS - Global Technology Portfolio - Service Shares
        2004..........................    1.40%    11,626   $  3.350546   $      38,953           0.00%         -0.83%
        2003..........................    1.40%    13,356      3.378652          45,125           0.00%         44.44%
        2002..........................    1.40%    23,431      2.339124          54,808           0.00%        -41.75%
        2001..........................    1.40%    23,812      4.015999          95,629           0.53%        -38.20%
        2000..........................    1.40%    19,841      6.497870         128,924           1.21%        -35.02% 01/27/00
      Janus AS - International Growth Portfolio - Service Shares
        2004..........................    1.40%    11,970      7.009034          83,898           0.83%         17.04%
        2003..........................    1.40%    13,563      5.988741          81,225           0.99%         32.66%
        2002..........................    1.40%    14,399      4.514191          65,000           0.65%        -26.79%
        2001..........................    1.40%    14,723      6.166223          90,785           0.80%        -24.50%
        2000..........................    1.40%     8,093      8.167360          66,098           1.04%        -18.33% 01/27/00
      Neuberger Berman AMT - Guardian Portfolio - I Class Shares
        2004..........................    1.40%       648     12.099735           7,841           0.13%         14.19%
        2003..........................    1.40%       648     10.595804           6,866           0.71%         29.92%
        2002..........................    1.40%       942      8.155738           7,683           0.79%        -27.48%
        2001..........................    1.40%     1,273     11.246113          14,316           0.23%         -2.90%
        2000..........................    1.40%       461     11.581399           5,339           0.00%         -0.28%
      Neuberger Berman AMT - Mid Cap Growth Portfolio/(R)/ - I Class
        2004..........................    1.40%     5,436     10.148514          55,167           0.00%         14.68%
        2003..........................    1.40%     6,039      8.849433          53,442           0.00%         26.28%
        2002..........................    1.40%     6,789      7.007798          47,576           0.00%        -30.33%
        2001..........................    1.40%     8,072     10.058649          81,193           0.00%        -25.71%
        2000..........................    1.40%     3,100     13.539428          41,972           0.00%         -8.75%
      Neuberger Berman AMT - Partners Portfolio
        2004..........................    1.40%     3,574     12.122204          43,325           0.01%         17.31%
        2003..........................    1.40%     1,557     10.333462          16,089           0.00%         33.20%
        2002..........................    1.40%     1,350      7.757913          10,473           0.57%        -25.21%
        2001..........................    1.40%     1,636     10.372420          16,969           0.43%         -4.20%
        2000..........................    1.40%     1,265     10.826755          13,696           0.00%         -0.70%
      Oppenheimer Aggressive Growth Fund/VA - Initial Class
        2004..........................    1.40%     8,638      8.966685          77,454           0.00%         18.10%
        2003..........................    1.40%     9,130      7.592423          69,319           0.00%         23.83%
        2002..........................    1.40%    13,157      6.131117          80,667           0.67%        -28.80%
        2001..........................    1.40%    13,940      8.611534         120,045           1.25%        -32.24%
        2000..........................    1.40%    12,131     12.708360         154,165           0.00%        -12.48%
      Oppenheimer Capital Appreciation Fund/VA - Initial Class
        2004..........................    1.40%    11,544     10.702809         123,553           0.32%          5.44%
        2003..........................    1.40%     9,442     10.150676          95,843           0.46%         29.11%
        2002..........................    1.40%    13,977      7.861902         109,886           0.60%        -27.88%
        2001..........................    1.40%    14,674     10.901827         159,973           0.75%        -13.81%
        2000..........................    1.40%    10,980     12.648451         138,880           0.01%          1.62%
      Oppenheimer Global Securities Fund/VA - Initial Class
        2004..........................    1.40%     7,178     10.490302          75,299           1.27%         17.50%
        2003..........................    1.40%     7,446      8.928255          66,480           0.68%         41.02%
        2002..........................    1.40%     6,802      6.331165          43,065           0.57%        -23.23%
        2001..........................    1.40%     6,429      8.246547          53,017           1.50%        -13.28%
        2000..........................    1.40%     2,985      9.509088          28,385           0.00%         -4.91% 05/01/00
      Oppenheimer Main Street/(R)/ Fund/VA - Initial Class
        2004..........................    1.40%    21,368      9.575362         204,606           0.82%          7.93%
        2003..........................    1.40%    22,174      8.872059         196,729           0.98%         24.95%
        2002..........................    1.40%    23,246      7.100693         165,063           0.76%        -19.94%
        2001..........................    1.40%    23,752      8.868722         210,650           0.61%        -11.43%
        2000..........................    1.40%    17,667     10.012734         176,895           0.01%        -10.05%

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-10 (NOTES TO FINANCIAL STATEMENTS, Continued)

                                       Contract                                            Investment
                                       Expense                 Unit          Contract        Income         Total
                                         Rate*     Units    Fair Value    Owners'equity      Ratio**      Return***
                                       --------  --------   -----------   -------------   ------------   ------------
      Strong Opportunity Fund II, Inc.
        2004..........................    1.40%     9,750   $ 10.555564   $     102,917           0.00%         16.57%
        2003..........................    1.40%     9,038      9.055451          81,843           0.08%         35.09%
        2002..........................    1.40%     9,051      6.703248          60,671           0.37%        -27.84%
        2001..........................    1.40%     9,952      9.290050          92,455           0.66%         -5.06%
        2000..........................    1.40%     3,679      9.762926          35,918           0.00%         -2.37% 05/01/00
      Van Eck WIT - Worldwide Emerging Markets Fund
        2004..........................    1.40%       322     15.656055           5,041           0.55%         24.13%
        2003..........................    1.40%       320     12.612719           4,036           0.07%         52.03%
        2002..........................    1.40%       172      8.296039           1,427           0.18%         -4.26%
        2001..........................    1.40%        97      8.665393             841           0.00%         -3.19%
        2000..........................    1.40%        97      8.951361             868           0.00%        -42.68%
      Van Eck WIT - Worldwide Hard Assets Fund
        2004..........................    1.40%       772     16.757883          12,937           0.21%         22.49%
        2003..........................    1.40%       383     13.708625           5,250           0.82%         43.05%
        2002..........................    1.40%     4,018      9.583147          38,505           0.74%         -4.19%
        2001..........................    1.40%     3,018     10.002743          30,188           1.14%        -11.71%
        2000..........................    1.40%     3,018     11.328950          34,191           0.00%          9.85%
      Van Kampen UIF - Emerging Markets Debt Portfolio
        2003..........................    1.40%       188     18.328077           3,446           0.00%         26.08%
        2000..........................    1.40%       255     12.435607           3,171          20.48%          9.84%
      Van Kampen UIF - Mid Cap Growth Portfolio
        2004..........................    1.40%       416      6.824496           2,839           0.00%         19.89%
        2001..........................    1.40%       587      5.999237           3,522           0.00%        -30.31%
      Van Kampen UIF - U.S. Real Estate Portfolio - Class A
        2004..........................    1.40%     6,456     23.940083         154,557           1.69%         34.49%
        2003..........................    1.40%     5,088     17.801092          90,572           0.00%         35.59%
        2002..........................    1.40%     5,607     13.128753          73,613           4.62%         -2.18%
        2001..........................    1.40%     2,010     13.420828          26,976           6.58%          8.30%
        2000..........................    1.40%       242     12.392833           2,999           3.20%          3.91% 09/21/00
                                                                          -------------
      Contract Owners' Equity Total By Year
         2004 .........................................................   $   3,291,752
                                                                          =============
         2003 .........................................................   $   3,093,116
                                                                          =============
         2002 .........................................................   $   2,940,894
                                                                          =============
         2001 .........................................................   $   3,686,330
                                                                          =============
         2000 .........................................................   $   3,528,491
                                                                          =============

     * This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the total return for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-10:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-10 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Columbus, Ohio
March 4, 2005

NATIONWIDE LIFE INSURANCE COMPANY                                     PRSRT STD
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